Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 41.32%
FHLBøø	1.25%	9-30-2031	$8,020,000	$6,970,489
FHLMC¤	0.00	12-14-2029	6,390,000	5,125,270
FHLMC	2.00	6-1-2040	8,364,385	7,197,174
FHLMC	2.00	7-1-2040	8,652,092	7,443,795
FHLMC	2.00	8-1-2040	8,967,446	7,714,170
FHLMC	2.00	11-1-2040	11,911,621	10,243,112
FHLMC	2.00	12-1-2040	2,955,806	2,541,134
FHLMC	2.00	1-1-2041	2,273,602	1,954,646
FHLMC	2.00	2-1-2041	2,333,998	2,006,281
FHLMC	2.00	4-1-2041	4,460,399	3,832,693
FHLMC	2.00	7-1-2041	4,323,061	3,707,952
FHLMC	2.00	11-1-2041	4,539,921	3,879,860
FHLMC	2.00	1-1-2042	2,986,565	2,552,331
FHLMC	2.00	2-1-2047	2,036,723	1,639,143
FHLMC	2.00	12-1-2051	1,349,140	1,108,222
FHLMC	2.50	4-1-2042	1,747,986	1,522,807
FHLMC	2.50	5-1-2042	5,770,826	5,070,240
FHLMC	2.50	6-1-2042	2,082,546	1,829,729
FHLMC	2.50	8-1-2043	5,216,508	4,615,531
FHLMC	2.50	6-1-2046	6,213,703	5,497,853
FHLMC	2.50	9-1-2051	9,768,639	8,364,060
FHLMC	2.50	2-1-2052	995,433	846,854
FHLMC	2.50	3-1-2052	3,366,286	2,854,856
FHLMC	3.00	4-1-2040	2,536,205	2,333,361
FHLMC	3.00	3-1-2043	2,180,425	1,977,397
FHLMC	3.00	4-1-2043	2,954,479	2,679,976
FHLMC	3.00	8-1-2043	4,574,123	4,148,184
FHLMC	3.00	2-1-2045	7,053,004	6,367,990
FHLMC	3.00	4-1-2045	11,108,738	10,067,845
FHLMC	3.00	5-1-2045	3,751,268	3,370,647
FHLMC	3.00	9-1-2046	5,254,674	4,711,545
FHLMC	3.00	2-1-2047	4,980,131	4,483,043
FHLMC	3.00	8-1-2048	9,254,701	8,269,781
FHLMC	3.00	9-1-2033	1,721,434	1,632,748
FHLMC	3.00	5-1-2043	7,236,172	6,566,966
FHLMC	3.00	1-1-2046	3,646,011	3,306,771
FHLMC	3.00	1-1-2047	3,802,996	3,405,990
FHLMC	3.00	4-1-2047	21,993,631	19,691,610
FHLMC	4.00	4-1-2037	987,869	964,521
FHLMC	4.00	3-1-2050	10,036,212	9,651,192
FHLMC	4.50	6-1-2039	160,717	158,595
FHLMC	4.50	7-1-2039	186,528	184,021
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	4,717,502	4,319,117
FHLMC STRIPS Series 271 Class F5 (30 Day Average U.S. SOFR+0.61%)±	5.95	8-15-2042	1,448,553	1,427,561
FHLMC STRIPS Series 272 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.95	8-15-2042	2,289,661	2,256,670
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC STRIPS Series 280 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.95%	9-15-2042	$2,312,129	$2,278,579
FHLMC (30 Day Average U.S. SOFR+2.14%)±	3.97	8-1-2052	2,837,887	2,720,718
FHLMC (30 Day Average U.S. SOFR+2.31%)±	4.22	5-1-2053	8,223,930	8,048,196
FHLMC (RFUCCT1Y+1.63%)±	3.99	2-1-2050	3,007,612	3,013,838
FHLMC (RFUCCT1Y+1.64%)±	3.15	11-1-2048	2,261,688	2,257,514
FHLMC (RFUCCT1Y+1.64%)±	6.40	3-1-2049	1,584,239	1,623,849
FHLMC (RFUCCT1Y+1.64%)±	6.87	4-1-2048	3,791,055	3,891,242
FHLMC Series 1897 Class K	7.00	9-15-2026	42	42
FHLMC Series 3693 Class FC (30 Day Average U.S. SOFR+0.61%)±	5.95	7-15-2040	1,815,826	1,806,104
FHLMC Series 3919 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.95	9-15-2041	1,715,748	1,705,822
FHLMC Series 3951 Class FN (30 Day Average U.S. SOFR+0.56%)±	5.90	11-15-2041	1,330,165	1,319,164
FHLMC Series 3958 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.90	11-15-2041	1,640,786	1,627,375
FHLMC Series 3975 Class CF (30 Day Average U.S. SOFR+0.60%)±	5.94	12-15-2041	970,530	963,940
FHLMC Series 3975 Class FA (30 Day Average U.S. SOFR+0.60%)±	5.94	12-15-2041	1,571,198	1,560,971
FHLMC Series 3990 Class FG (30 Day Average U.S. SOFR+0.56%)±	5.90	1-15-2042	1,927,009	1,911,928
FHLMC Series 4047 Class CX	3.50	5-15-2042	4,821,431	4,409,749
FHLMC Series 4059 Class FP (30 Day Average U.S. SOFR+0.56%)±	5.90	6-15-2042	2,166,917	2,148,870
FHLMC Series 4091 Class BX	3.25	10-15-2041	2,463,501	2,282,227
FHLMC Series 4091 Class MX	3.25	2-15-2042	2,061,274	1,901,008
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,547,583	1,435,494
FHLMC Series 4091 Class FN (30 Day Average U.S. SOFR+0.51%)±	5.85	8-15-2042	1,584,568	1,566,382
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,660,000	1,440,798
FHLMC Series 4122 Class FP (30 Day Average U.S. SOFR+0.51%)±	5.85	10-15-2042	2,982,332	2,931,502
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,501,031	1,275,584
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.95	8-15-2043	4,169,999	4,103,775
FHLMC Series 4286 Class VF (30 Day Average U.S. SOFR+0.56%)±	5.90	12-15-2043	3,301,438	3,247,944
FHLMC Series 4446 Class CP	2.25	3-15-2045	1,942,380	1,700,124
FHLMC Series 4544 Class P	2.50	1-15-2046	10,586,709	9,205,041
FHLMC Series 4582 Class HA	3.00	9-15-2045	7,698,572	7,212,593
FHLMC Series 4587 Class AF (30 Day Average U.S. SOFR+0.46%)±	5.80	6-15-2046	2,616,491	2,605,035
FHLMC Series 4604 Class FB (30 Day Average U.S. SOFR+0.51%)±	5.85	8-15-2046	4,520,225	4,461,939
FHLMC Series 4611 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.85	6-15-2041	17,075,166	16,885,618
FHLMC Series 4620 Class LF (30 Day Average U.S. SOFR+0.51%)±	5.85	10-15-2046	2,496,711	2,469,276
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	5.95	1-15-2055	2,288,001	2,242,878
FHLMC Series 4709 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.75	8-15-2047	1,806,341	1,779,629
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,660,891	1,477,141
See accompanying notes to portfolio of investments
2 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4719 Class LA	3.50%	9-15-2047	$2,224,416	$2,038,571
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,478,973	3,154,219
FHLMC Series 4753 Class BD	3.00	1-15-2048	1,904,599	1,681,610
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	5.75	9-15-2048	1,321,560	1,289,557
FHLMC Series 4854 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.75	1-15-2049	4,778,280	4,713,131
FHLMC Series 4857 Class JA	3.35	1-15-2049	6,809,517	6,451,235
FHLMC Series 4880 Class DA	3.00	5-15-2050	2,903,092	2,642,495
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	5.86	8-25-2049	1,353,592	1,328,260
FHLMC Series 4927 Class BG	3.00	11-25-2049	3,000,279	2,745,443
FHLMC Series 4937 Class MD	2.50	10-25-2049	3,139,391	2,744,871
FHLMC Series 4940 Class AG	3.00	5-15-2040	2,105,954	1,971,034
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,722,740	1,441,431
FHLMC Series 4954 Class LB	2.50	2-25-2050	1,531,101	1,336,297
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,559,632
FHLMC Series 4979 Class UC	1.50	6-25-2050	5,594,641	4,440,280
FHLMC Series 4988 Class KF (30 Day Average U.S. SOFR+0.46%)±	5.81	7-25-2050	2,797,859	2,752,498
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	5.91	7-25-2050	12,118,965	11,843,677
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.81	8-25-2050	2,493,822	2,418,010
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,654,794	2,411,229
FHLMC Series 5058 Class BC	5.00	11-25-2050	1,951,535	1,932,811
FHLMC Series 5091 Class AB	1.50	3-25-2051	5,269,449	4,250,304
FHLMC Series 5092 Class HE	2.00	2-25-2051	3,218,593	2,717,133
FHLMC Series 5116 Class PB	2.25	2-25-2051	3,276,382	2,860,369
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,796,228	2,503,759
FHLMC Series 5119 Class AB	1.50	8-25-2049	3,072,785	2,440,500
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	5.55	6-25-2051	3,635,876	3,437,484
FHLMC Series 5143 Class GA	2.00	6-25-2049	1,823,696	1,498,266
FHLMC Series 5178 Class TP	2.50	4-25-2049	4,154,215	3,615,705
FHLMC Series 5182 Class M	2.50	5-25-2049	2,451,514	2,173,593
FHLMC Series 5184 Class AB	2.50	5-25-2048	1,849,644	1,658,691
FHLMC Series 5201 Class CA	2.50	7-25-2048	3,496,092	3,152,556
FHLMC Series 5202 Class BH	2.00	12-25-2047	1,997,457	1,794,195
FHLMC Series 5202 Class KA	2.50	6-25-2049	3,125,273	2,767,446
FHLMC Series 5202 Class LA	2.50	5-25-2049	3,775,972	3,305,967
FHLMC Series 5202 Class TA	2.50	12-25-2048	6,020,334	5,488,577
FHLMC Series 5202 Class MB	3.00	11-25-2048	5,123,932	4,652,748
FHLMC Series 5206 Class CA	3.00	2-25-2047	2,416,932	2,197,272
FHLMC Series 5206 Class CD	3.50	5-25-2049	3,923,521	3,635,676
FHLMC Series 5207 Class PA	3.00	6-25-2051	4,181,266	3,714,326
FHLMC Series 5209 Class EA	3.00	8-25-2050	3,151,337	2,870,456
FHLMC Series 5209 Class EJ	3.00	8-25-2050	3,151,337	2,870,456
FHLMC Series 5210 Class DC	3.00	9-25-2051	3,048,814	2,815,958
FHLMC Series 5214 Class BY	3.00	4-25-2052	3,164,518	2,602,096
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 5217 Class CD	2.50%	7-25-2049	$2,920,555	$2,695,018
FHLMC Series 5220 Class QK	3.50	9-25-2050	5,926,796	5,597,107
FHLMC Series 5228 Class TN	3.50	7-25-2039	2,815,757	2,680,048
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	6.15	10-15-2039	5,020,309	5,021,624
FHLMC Series 5338 Class FH (30 Day Average U.S. SOFR+0.41%)±	5.75	4-15-2045	4,979,415	4,863,341
FHLMC Series 5386 Class DM	2.00	3-25-2044	3,473,606	2,498,525
FHLMC Series 5396 Class HF (30 Day Average U.S. SOFR+0.95%)±	6.30	4-25-2054	6,710,202	6,757,485
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	6.25	4-25-2054	4,323,316	4,318,742
FHLMC Series 5410 Class JY	3.00	3-15-2044	3,133,266	2,685,903
FNMA	1.50	7-1-2051	16,039,599	12,326,637
FNMA	2.00	6-1-2040	2,847,236	2,450,057
FNMA	2.00	7-1-2040	8,503,765	7,316,638
FNMA	2.00	9-1-2040	9,579,615	8,240,303
FNMA	2.00	10-1-2040	14,436,425	12,416,584
FNMA	2.00	11-1-2040	8,301,935	7,140,359
FNMA	2.00	12-1-2040	52,246,040	44,922,704
FNMA	2.00	1-1-2041	17,998,491	15,474,522
FNMA	2.00	4-1-2041	3,810,050	3,272,667
FNMA	2.00	5-1-2041	19,551,189	16,802,650
FNMA	2.00	6-1-2041	1,622,343	1,392,136
FNMA	2.00	10-1-2041	6,555,120	5,640,680
FNMA	2.00	11-1-2041	2,208,263	1,902,685
FNMA	2.00	1-1-2042	4,435,811	3,791,177
FNMA	2.00	2-1-2042	33,171,962	28,382,243
FNMA	2.00	4-1-2042	3,429,058	2,950,690
FNMA	2.00	4-1-2046	10,184,844	8,410,489
FNMA	2.00	1-1-2047	1,877,873	1,545,815
FNMA	2.00	3-1-2047	13,602,057	11,183,879
FNMA	2.50	12-1-2040	5,908,029	5,279,141
FNMA	2.50	5-1-2041	6,423,361	5,618,386
FNMA	2.50	8-1-2041	3,519,421	3,107,694
FNMA	2.50	2-1-2042	3,642,289	3,245,546
FNMA	2.50	4-1-2042	7,932,959	6,970,374
FNMA	2.50	5-1-2042	4,750,228	4,150,367
FNMA	2.50	6-1-2042	4,300,791	3,778,943
FNMA	2.50	5-1-2046	1,842,693	1,581,023
FNMA	2.50	12-1-2047	8,674,295	7,728,677
FNMA	2.50	10-1-2050	5,683,613	4,877,734
FNMA	2.50	3-1-2052	3,949,680	3,361,333
FNMA	3.00	11-1-2039	2,074,263	1,955,771
FNMA	3.00	5-1-2040	5,887,693	5,393,030
FNMA	3.00	11-1-2042	3,127,422	2,838,151
FNMA	3.00	1-1-2043	3,455,454	3,204,980
FNMA	3.00	2-1-2043	15,473,892	13,893,585
FNMA	3.00	7-1-2043	2,521,000	2,283,633
See accompanying notes to portfolio of investments
4 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	8-1-2043	$3,422,204	$3,099,984
FNMA	3.00	9-1-2043	2,652,438	2,407,113
FNMA	3.00	12-1-2043	3,256,790	2,949,771
FNMA	3.00	2-1-2044	3,299,297	2,991,085
FNMA	3.00	10-1-2044	16,840,166	15,252,627
FNMA	3.00	2-1-2045	5,332,336	4,835,090
FNMA	3.00	10-1-2046	12,242,253	11,012,043
FNMA	3.00	11-1-2046	9,791,965	8,750,661
FNMA	3.00	12-1-2046	13,579,877	12,150,730
FNMA	3.00	1-1-2047	9,686,064	8,667,887
FNMA	3.00	2-1-2047	35,160,612	31,812,118
FNMA	3.00	9-1-2047	1,595,609	1,427,139
FNMA	3.00	1-1-2048	4,970,464	4,440,968
FNMA	3.00	2-1-2048	2,331,830	2,088,866
FNMA	3.00	4-1-2048	10,914,459	9,892,724
FNMA	3.00	8-1-2048	2,840,676	2,575,935
FNMA	3.00	1-1-2049	10,264,065	9,268,642
FNMA	3.00	2-1-2049	5,795,307	5,186,949
FNMA	3.00	10-1-2049	40,753,754	36,947,152
FNMA	3.00	2-1-2050	60,133,156	53,913,136
FNMA	3.00	5-1-2050	12,341,971	11,056,995
FNMA	3.00	7-1-2050	41,640,030	37,277,196
FNMA	3.00	4-1-2052	13,627,954	12,063,950
FNMA	3.00	7-1-2052	2,488,077	2,221,530
FNMA	3.00	10-1-2052	17,092,745	15,130,833
FNMA	3.00	2-1-2055	1,816,916	1,608,361
FNMA	3.00	7-1-2060	23,392,519	20,176,475
FNMA	3.00	8-1-2042	2,226,466	2,020,541
FNMA	3.00	3-1-2047	1,959,512	1,740,273
FNMA	3.50	10-1-2037	1,871,202	1,794,376
FNMA	3.50	6-1-2041	2,690,913	2,581,842
FNMA	3.50	5-1-2042	1,224,248	1,162,518
FNMA	3.50	6-1-2042	2,219,902	2,107,981
FNMA	3.50	8-1-2043	15,530,647	14,630,788
FNMA	3.50	1-1-2044	1,249,465	1,186,407
FNMA	3.50	4-1-2047	11,176,825	10,435,384
FNMA	3.50	2-1-2050	2,523,379	2,358,846
FNMA	3.50	4-1-2050	4,613,280	4,275,519
FNMA	3.50	5-1-2037	1,893,862	1,825,980
FNMA	3.50	7-1-2045	32,601,020	30,280,267
FNMA	4.00	1-1-2027	3,497,412	3,458,561
FNMA	4.00	9-1-2033	1,086,261	1,071,172
FNMA	4.00	3-1-2035	8,681,050	8,575,724
FNMA	4.00	10-1-2037	762,021	748,224
FNMA	4.00	6-1-2038	1,444,436	1,420,752
FNMA	4.00	9-1-2045	488,345	473,946
FNMA	4.00	1-1-2046	3,648,801	3,541,234
FNMA	4.00	4-1-2047	965,812	927,641
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	10-1-2047	$392,832	$378,372
FNMA	4.00	7-1-2048	11,695,708	11,191,942
FNMA	4.00	12-1-2048	1,849,305	1,779,655
FNMA	4.00	5-1-2049	258,148	245,119
FNMA	4.50	6-1-2041	161,539	160,181
FNMA	4.50	3-1-2043	1,960,024	1,943,549
FNMA	4.50	10-1-2045	3,173,787	3,131,420
FNMA	4.50	2-1-2046	87,624	86,318
FNMA	4.50	7-1-2048	3,075,207	3,020,994
FNMA	4.50	11-1-2048	1,296,246	1,283,538
FNMA	6.00	2-1-2029	689	701
FNMA	6.00	3-1-2033	12,027	12,455
FNMA	6.00	11-1-2033	4,241	4,360
FNMA	6.00	7-1-2053	314,647	319,240
FNMA	6.00	6-1-2054	4,085,017	4,239,452
FNMA	6.00	7-1-2054	4,771,650	4,932,557
FNMA%%	6.00	8-15-2054	158,200,000	160,443,361
FNMA	6.50	6-1-2054	3,492,065	3,682,530
FNMA%%	6.50	8-15-2054	54,100,000	55,478,513
FNMA	7.00	1-1-2054	27,775,935	28,890,486
FNMA	7.50	1-1-2054	14,677,896	15,366,894
FNMA Interest STRIPS Series 414 Class A35	3.50	10-25-2042	4,226,233	3,979,204
FNMA Principal STRIPS¤	0.00	11-15-2030	18,777,000	14,484,699
FNMA (30 Day Average U.S. SOFR+2.12%)±	3.95	8-1-2052	1,933,576	1,857,738
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.10	7-1-2052	4,354,839	4,205,586
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.11	9-1-2052	3,931,883	3,850,803
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.63	8-1-2052	4,795,361	4,708,304
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.14	10-1-2052	10,279,951	10,072,083
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.22	11-1-2052	3,366,304	3,302,493
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.36	7-1-2052	5,178,060	5,081,316
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.61	8-1-2052	5,780,761	5,712,465
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.65	8-1-2052	4,721,737	4,670,832
FNMA (RFUCCT1Y+1.58%)±	6.23	6-1-2045	1,216,293	1,246,887
FNMA (RFUCCT1Y+1.58%)±	6.49	1-1-2046	2,913,080	2,984,682
FNMA (RFUCCT1Y+1.60%)±	3.52	3-1-2050	4,434,967	4,472,561
FNMA (RFUCCT1Y+1.61%)±	2.78	6-1-2050	2,152,436	2,031,805
FNMA Series 2010-107 Class FB (30 Day Average U.S. SOFR+0.52%)±	5.87	9-25-2040	1,296,458	1,284,793
FNMA Series 2011-111 Class DB	4.00	11-25-2041	2,662,700	2,566,935
FNMA Series 2011-117 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.91	11-25-2041	1,136,539	1,126,603
FNMA Series 2011-117 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.91	11-25-2041	3,492,780	3,463,038
FNMA Series 2011-127 Class FC (30 Day Average U.S. SOFR+0.56%)±	5.91	12-25-2041	1,615,462	1,602,010
FNMA Series 2011-142 Class EF (30 Day Average U.S. SOFR+0.61%)±	5.96	1-25-2042	1,834,807	1,824,299
See accompanying notes to portfolio of investments
6 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2012-106 Class FA (30 Day Average U.S. SOFR+0.45%)±	5.80%	10-25-2042	$1,123,482	$1,109,553
FNMA Series 2012-12 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.96	2-25-2042	1,592,267	1,582,887
FNMA Series 2012-133 Class JF (30 Day Average U.S. SOFR+0.46%)±	5.81	12-25-2042	1,872,813	1,832,790
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,692,687	1,432,380
FNMA Series 2012-35 Class FL (30 Day Average U.S. SOFR+0.61%)±	5.96	4-25-2042	1,310,315	1,302,379
FNMA Series 2012-47 Class JF (30 Day Average U.S. SOFR+0.61%)±	5.96	5-25-2042	2,156,875	2,142,897
FNMA Series 2012-9 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.96	2-25-2042	1,225,222	1,217,751
FNMA Series 2012-9 Class WF (30 Day Average U.S. SOFR+0.61%)±	5.96	2-25-2042	1,259,145	1,251,345
FNMA Series 2013-11 Class AP	1.50	1-25-2043	4,916,257	4,453,926
FNMA Series 2013-15 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.81	3-25-2043	2,270,558	2,222,202
FNMA Series 2013-43 Class BP	1.75	5-25-2043	2,011,214	1,712,352
FNMA Series 2013-49 Class AP	1.75	5-25-2043	1,405,557	1,173,379
FNMA Series 2014-17 Class DY	3.50	4-25-2044	3,273,000	2,972,151
FNMA Series 2014-25 Class EL	3.00	5-25-2044	2,152,896	1,972,209
FNMA Series 2014-74 Class PC	2.50	6-25-2044	1,811,329	1,687,730
FNMA Series 2015-26 Class GF (30 Day Average U.S. SOFR+0.41%)±	5.76	5-25-2045	3,294,284	3,218,723
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.76	5-25-2045	2,037,937	1,988,125
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.76	7-25-2045	2,469,346	2,410,024
FNMA Series 2015-8 Class AP	2.00	3-25-2045	4,197,486	3,710,847
FNMA Series 2015-84 Class PA	1.70	8-25-2033	5,673,027	5,207,152
FNMA Series 2016-11 Class CF (30 Day Average U.S. SOFR+0.46%)±	5.81	3-25-2046	1,264,351	1,249,261
FNMA Series 2016-11 Class FG (30 Day Average U.S. SOFR+0.46%)±	5.81	3-25-2046	1,758,547	1,732,836
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.86	4-25-2046	7,638,333	7,544,880
FNMA Series 2016-22 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.86	4-25-2046	3,298,368	3,256,595
FNMA Series 2016-22 Class FG (30 Day Average U.S. SOFR+0.51%)±	5.86	4-25-2046	2,795,214	2,762,013
FNMA Series 2016-3 Class PL	2.50	2-25-2046	16,979,429	14,493,364
FNMA Series 2016-45 Class PB	3.00	7-25-2046	1,922,157	1,481,258
FNMA Series 2016-48 Class MA	2.00	6-25-2038	5,890,511	5,414,934
FNMA Series 2016-57 Class PC	1.75	6-25-2046	13,394,139	11,312,895
FNMA Series 2016-69 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.86	10-25-2046	2,657,920	2,629,015
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2016-75 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.86%	10-25-2046	$2,070,417	$2,045,295
FNMA Series 2016-78 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.86	3-25-2044	1,327,060	1,310,923
FNMA Series 2016-79 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.86	11-25-2046	2,069,988	2,044,685
FNMA Series 2016-82 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.86	11-25-2046	4,692,929	4,640,903
FNMA Series 2016-82 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.86	11-25-2046	4,214,482	4,163,524
FNMA Series 2016-84 Class FB (30 Day Average U.S. SOFR+0.51%)±	5.86	11-25-2046	2,005,207	1,980,926
FNMA Series 2016-86 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.86	11-25-2046	5,120,088	5,056,739
FNMA Series 2016-88 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.91	12-25-2046	3,625,148	3,587,312
FNMA Series 2016-91 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.86	12-25-2046	1,944,496	1,938,200
FNMA Series 2017-12 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.86	3-25-2047	2,170,587	2,144,210
FNMA Series 2017-13 Class PA	3.00	8-25-2046	1,826,031	1,683,576
FNMA Series 2017-23 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.86	4-25-2047	2,317,687	2,289,140
FNMA Series 2017-24 Class PG	2.63	4-25-2047	7,261,724	6,320,915
FNMA Series 2017-26 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.81	4-25-2047	5,629,184	5,559,862
FNMA Series 2017-79 Class FB (30 Day Average U.S. SOFR+0.36%)±	5.71	10-25-2047	4,376,319	4,345,684
FNMA Series 2017-9 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.86	3-25-2047	2,491,449	2,461,088
FNMA Series 2017-9 Class DF (30 Day Average U.S. SOFR+0.51%)±	5.86	3-25-2047	1,809,771	1,787,820
FNMA Series 2017-96 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.76	12-25-2047	3,363,187	3,314,656
FNMA Series 2018-14 Class KC	3.00	3-25-2048	2,141,563	2,024,096
FNMA Series 2018-36 Class FD (30 Day Average U.S. SOFR+0.36%)±	5.71	6-25-2048	4,565,381	4,525,874
FNMA Series 2018-38 Class MA	3.30	6-25-2048	3,410,958	3,215,733
FNMA Series 2018-45 Class TM	3.00	6-25-2048	2,827,689	2,534,807
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,690,947	2,534,638
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,313,634	2,027,373
FNMA Series 2018-8 Class KL	2.50	3-25-2047	2,166,136	1,925,477
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,752,526	1,687,862
FNMA Series 2019-13 Class PE	3.00	3-25-2049	1,723,233	1,554,262
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.96	4-25-2049	1,252,794	1,232,816
FNMA Series 2019-25 Class PA	3.00	5-25-2048	4,557,182	4,199,167
See accompanying notes to portfolio of investments
8 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	5.96%	8-25-2059	$3,274,122	$3,216,989
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.86	8-25-2049	2,406,446	2,360,012
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	5.91	11-25-2049	1,277,308	1,254,037
FNMA Series 2020-37 Class DA	1.50	6-25-2050	1,809,483	1,578,980
FNMA Series 2020-45 Class JL	3.00	7-25-2040	3,789,436	3,485,778
FNMA Series 2020-48 Class AB	2.00	7-25-2050	2,955,732	2,442,327
FNMA Series 2020-48 Class DA	2.00	7-25-2050	6,708,082	5,643,878
FNMA Series 2020-57 Class LJ	2.00	8-25-2050	22,144,000	16,016,895
FNMA Series 2020-59 Class NC	3.00	8-25-2040	2,885,711	2,644,221
FNMA Series 2021-22 Class MN	2.75	10-25-2050	3,246,945	2,907,640
FNMA Series 2021-26 Class BD	1.75	5-25-2051	1,862,448	1,633,155
FNMA Series 2021-27 Class EC	1.50	5-25-2051	8,827,411	7,117,374
FNMA Series 2021-33 Class AV	2.50	3-25-2048	1,374,612	1,026,897
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,655,306	2,283,963
FNMA Series 2021-42 Class DC	2.00	11-25-2050	6,274,810	5,346,396
FNMA Series 2021-73 Class DJ	2.00	3-25-2049	3,583,641	3,040,110
FNMA Series 2021-73 Class A	2.50	11-25-2049	3,911,644	3,432,666
FNMA Series 2021-76 Class KB	1.25	11-25-2051	1,527,875	1,270,870
FNMA Series 2021-78 Class ND	1.50	11-25-2051	4,830,497	3,923,912
FNMA Series 2021-86 Class MA	2.50	11-25-2047	5,423,854	4,867,301
FNMA Series 2021-91 Class AB	2.50	9-25-2049	3,213,897	2,832,646
FNMA Series 2021-96 Class AH	2.50	3-25-2049	3,612,903	3,158,980
FNMA Series 2022-11 Class D	3.00	1-25-2050	2,167,025	1,980,898
FNMA Series 2022-18 Class DL	3.25	7-25-2046	4,899,341	4,536,850
FNMA Series 2022-28 Class CA	2.00	1-25-2048	3,219,289	2,843,891
FNMA Series 2022-3 Class N	2.00	10-25-2047	9,816,379	8,514,285
FNMA Series 2022-4 Class MH	3.00	9-25-2048	3,720,221	3,430,569
FNMA Series 2022-49 Class NQ	3.00	2-25-2052	1,924,000	1,694,139
FNMA Series 2022-89 Class AY	3.00	2-25-2048	3,870,259	3,269,354
FNMA Series 2022-9 Class DJ	3.25	3-25-2049	2,666,657	2,469,561
FNMA Series 2023-14 Class EJ	2.75	4-25-2049	3,505,813	3,192,167
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.86	1-25-2050	5,432,520	5,329,232
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	6.01	6-25-2040	3,471,633	3,445,251
FNMA Series 2024-26 Class KY	3.00	12-25-2043	3,099,583	2,648,353
GNMA	2.50	12-20-2037	3,789,569	3,467,273
GNMA	2.50	6-20-2038	7,121,458	6,506,677
GNMA	3.00	6-20-2043	3,815,336	3,424,334
GNMA	3.00	8-20-2043	1,242,323	1,115,005
GNMA	3.00	11-15-2047	9,809,426	8,971,432
GNMA	3.00	10-20-2050	8,306,507	7,442,490
GNMA	3.50	1-20-2048	2,123,131	1,972,567
GNMA	4.00	3-20-2048	514,676	488,129
GNMA	4.00	4-20-2048	2,019,152	1,914,763
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 9

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	4.50%	8-15-2047	$387,462	$381,227
GNMA	4.50	2-20-2049	2,612,143	2,498,189
GNMA	6.00	1-20-2053	4,317,076	4,410,615
GNMA%%	6.50	8-15-2054	100,100,000	101,968,613
GNMA Series 2010-163 Class NC	4.00	12-20-2040	2,720,507	2,669,937
GNMA Series 2013-152 Class HA	2.50	6-20-2043	2,957,488	2,696,425
GNMA Series 2014-181 Class L	3.00	12-20-2044	1,976,655	1,768,218
GNMA Series 2015-144 Class CA	2.50	10-20-2045	3,130,650	2,742,050
GNMA Series 2016-136 Class A	3.00	7-20-2044	1,797,000	1,600,217
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,577,643	2,888,739
GNMA Series 2016-99 Class TL	2.00	4-16-2044	5,208,920	4,248,510
GNMA Series 2017-139 Class GA	3.00	9-20-2047	7,053,058	6,350,363
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,142,000	1,963,728
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,209,058
GNMA Series 2020-133 Class GA	1.00	9-20-2050	3,731,050	3,154,776
GNMA Series 2020-138 Class LE	1.50	9-20-2050	8,546,713	6,860,039
GNMA Series 2021-135 Class A	2.00	8-20-2051	2,475,055	2,023,984
GNMA Series 2021-215 Class GA	2.00	12-20-2051	2,018,246	1,732,434
GNMA Series 2021-227 Class E	2.50	7-20-2050	13,844,984	12,023,019
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,214,172	2,188,974
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,452,922	1,417,071
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,639,770	2,530,072
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,321,614	2,229,101
GNMA Series 2021-8 Class CY	5.00	1-20-2051	819,452	815,797
GNMA Series 2021-89 Class LK	2.00	5-20-2051	5,929,739	4,928,425
GNMA Series 2022-107 Class C	2.50	6-20-2051	10,748,682	8,973,216
GNMA Series 2022-153 Class KA	4.00	12-20-2049	3,070,648	2,976,930
GNMA Series 2022-191 Class B	4.00	6-20-2041	14,145,835	13,463,327
GNMA Series 2022-191 Class BY	4.00	8-20-2041	15,226,534	14,524,909
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	6.04	11-20-2052	9,783,881	9,700,912
GNMA Series 2022-205 Class A	2.00	9-20-2051	4,012,151	3,227,725
GNMA Series 2022-31 Class GH	2.50	12-20-2049	6,919,220	6,103,024
GNMA Series 2022-34 Class DN	3.50	9-20-2041	5,842,813	5,444,458
GNMA Series 2022-5 Class BA	2.00	10-20-2049	14,066,986	12,019,360
GNMA Series 2022-50 Class CA	3.00	3-20-2052	10,915,182	9,718,860
GNMA Series 2022-66 Class CG	3.50	4-20-2052	6,601,652	6,230,269
GNMA Series 2022-84 Class A	2.50	1-20-2052	3,858,980	3,216,963
GNMA Series 2023-196 Class E	3.00	9-20-2048	4,408,323	4,114,202
GNMA Series 2024-4 Class JA	3.00	4-20-2045	15,223,524	14,400,962
GNMA Series 2024-45 Class BD	2.00	3-20-2054	2,584,321	2,315,776
Total agency securities (Cost $2,216,203,110)				2,196,307,368
Asset-backed securities: 7.28%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	10-16-2028	1,860,000	1,861,798
American Express Credit Account Master Trust Series 2024-2 Class A	5.24	4-15-2031	20,335,000	21,060,846
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A3	4.38	4-18-2028	2,985,878	2,969,210
See accompanying notes to portfolio of investments
10 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%	11-18-2027	$1,745,000	$1,754,539
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	3,502,000	3,542,119
BA Credit Card Trust Series 2023-A2 Class A2	4.98	11-15-2028	14,708,000	14,837,602
BA Credit Card Trust Series 2024-A1 Class A	4.93	5-15-2029	11,388,000	11,529,348
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87	2-15-2028	6,556,000	6,542,602
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,419,000	2,382,332
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	7.11	11-26-2046	1,076,759	1,085,808
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	945,468	911,615
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,611,398	1,517,631
Discover Card Execution Note Trust Series 2023-A1 Class A	4.31	3-15-2028	5,494,000	5,447,319
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93	6-15-2028	15,637,000	15,696,729
Ford Credit Auto Lease Trust Series 2024-A Class A4	5.05	6-15-2027	1,926,000	1,932,207
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,686,568
Ford Credit Auto Owner Trust Series 2023-A Class A3	4.65	2-15-2028	7,598,000	7,569,112
Ford Credit Auto Owner Trust Series 2024-1 Class A144Aøø	4.87	8-15-2036	3,793,000	3,836,436
GM Financial Automobile Leasing Trust Series 2023-2 Class A4	5.09	5-20-2027	2,343,000	2,342,857
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,567,077
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39	7-20-2027	3,329,000	3,360,672
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3	4.82	8-16-2027	3,022,000	3,010,502
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A3	5.10	3-16-2029	5,731,000	5,779,316
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	2,770,000	2,813,106
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27	11-20-2028	8,152,000	8,256,489
Hyundai Auto Lease Securitization Trust Series 2023-B Class A4144A	5.17	4-15-2027	3,749,000	3,745,482
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	2,612,000	2,642,175
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,853,096
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	3,194,248	3,140,187
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,647,515
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,293,620
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	2,010,000	2,024,319
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,914,183
Navient Private Education Loan Trust Series 2014-AA Class A3 (U.S. SOFR 1 Month+1.71%)144A±	7.04	10-15-2031	841,533	843,711
Navient Private Education Loan Trust Series 2016-AA Class A2B (U.S. SOFR 1 Month+2.26%)144A±	7.59	12-15-2045	488,471	491,637
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52	6-16-2042	12,257	12,238
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	1,956,163	1,918,556
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	1,568,111	1,535,104
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	1,561,458	1,518,141
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 11

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01%	12-15-2059	$4,401,620	$4,226,657
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	2,331,503	2,206,525
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	1,945,907	1,780,096
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	1,036,384	914,883
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	4,347,194	3,852,021
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	6,066,959	5,285,788
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	3,962,695	3,426,090
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	2,893,920	2,599,301
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	3,797,597	3,376,529
Nelnet Student Loan Trust Series 2004-3 Class A5 (90 Day Average U.S. SOFR+0.44%)±	5.80	10-27-2036	709,618	704,969
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.78	1-25-2037	1,705,917	1,694,796
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	5.73	10-25-2033	6,259,745	6,194,179
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	5.71	3-23-2037	6,088,147	6,027,601
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	5.73	12-24-2035	4,409,952	4,366,225
Nelnet Student Loan Trust Series 2005-4 Class A4 (90 Day Average U.S. SOFR+0.44%)±	5.79	3-22-2032	1,230,823	1,196,064
Nissan Auto Lease Trust Series 2023-B Class A4	5.61	11-15-2027	3,476,000	3,494,051
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,424,957
Nissan Auto Receivables Owner Trust Series 2024-A Class A4	5.18	4-15-2031	3,298,000	3,357,872
Nissan Auto Receivables Owner Trust Series 2024-A Class A3	5.28	12-15-2028	8,732,000	8,844,056
PenFed Auto Receivables Owner Trust Series 2022-A Class A3144A	3.96	4-15-2026	1,493,827	1,487,690
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18	12-15-2028	1,743,000	1,726,531
Santander Drive Auto Receivables Trust Series 2022-3 Class A3	3.40	12-15-2026	247,971	247,694
Santander Drive Auto Receivables Trust Series 2022-4 Class A3	4.14	2-16-2027	1,230,792	1,227,090
Santander Drive Auto Receivables Trust Series 2022-5 Class A3	4.11	8-17-2026	198,960	198,801
Santander Drive Auto Receivables Trust Series 2022-6 Class A3	4.49	11-16-2026	1,797,674	1,794,910
Santander Drive Auto Receivables Trust Series 2022-7 Class A3	5.75	4-15-2027	1,339,222	1,339,577
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63	1-16-2029	4,490,000	4,529,083
SBNA Auto Lease Trust Series 2024-A Class A4144A	5.24	1-22-2029	5,312,000	5,339,222
SBNA Auto Lease Trust Series 2024-A Class A3144A	5.39	11-20-2026	3,882,000	3,891,854
SBNA Auto Receivables Trust Series 2024-A Class A4144A	5.21	4-16-2029	1,116,000	1,123,589
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	2,598,000	2,604,290
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	971,000	977,645
See accompanying notes to portfolio of investments
12 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3144A	4.95%	5-21-2029	$5,724,000	$5,741,960
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3144A	5.33	11-20-2029	3,687,000	3,742,017
SMB Private Education Loan Trust Series 2016-B Class A2A144A	2.43	2-17-2032	275,473	271,766
SMB Private Education Loan Trust Series 2016-C Class A2B (U.S. SOFR 1 Month+1.21%)144A±	6.54	9-15-2034	229,417	229,579
SMB Private Education Loan Trust Series 2020-B Class A1A144A	1.29	7-15-2053	1,489,985	1,376,680
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	5,422,748	4,844,899
SMB Private Education Loan Trust Series 2024-D Class A1A144A	5.38	7-5-2053	2,001,000	2,029,724
SoFi Professional Loan Program LLC Series 2017-D Class A2FX144A	2.65	9-25-2040	57,448	55,873
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	333,474	308,145
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	3,073,220	2,659,765
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54	7-15-2029	9,010,000	9,131,297
Synchrony Card Funding LLC Series 2024-A2 Class A	4.93	7-15-2030	3,826,000	3,835,900
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	3,719,000	3,706,889
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	5,829,000	5,861,691
Toyota Auto Loan Extended Note Trust Series 2024-1A Class A144A	5.16	11-25-2036	7,055,000	7,217,621
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,163,937
Toyota Auto Receivables Owner Trust Series 2023-B Class A3	4.71	2-15-2028	4,376,000	4,359,161
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16	4-17-2028	5,998,000	6,016,043
Verizon Master Trust Series 2022-4 Class A	3.40	11-20-2028	6,085,000	5,995,876
Verizon Master Trust Series 2022-6 Class A	3.67	1-22-2029	4,554,000	4,488,617
Verizon Master Trust Series 2023-1 Class A	4.49	1-22-2029	6,417,000	6,376,326
Verizon Master Trust Series 2023-2 Class A	4.89	4-13-2028	2,391,000	2,383,972
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,892,696
Verizon Master Trust Series 2024-1 Class A1A	5.00	12-20-2028	8,712,000	8,719,633
Verizon Master Trust Series 2024-5 Class A144A	5.00	6-21-2032	7,716,000	7,871,429
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02	6-20-2028	5,050,000	5,058,490
WF Card Issuance Trust Series 2024-A1 Class A	4.94	2-15-2029	11,097,000	11,211,953
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	2,419,000	2,461,633
World Omni Select Auto Trust Series 2023-A Class A2A	5.92	3-15-2027	1,559,424	1,560,609
Total asset-backed securities (Cost $389,541,069)				386,908,621
Corporate bonds and notes: 21.60%
Basic materials: 0.58%
Chemicals: 0.31%
Celanese U.S. Holdings LLC	6.38	7-15-2032	4,312,000	4,533,027
Celanese U.S. Holdings LLC	6.55	11-15-2030	1,110,000	1,181,509
Dow Chemical Co.	5.60	2-15-2054	2,809,000	2,770,716
LYB International Finance III LLC	3.63	4-1-2051	3,795,000	2,681,787
LYB International Finance III LLC	5.50	3-1-2034	5,170,000	5,240,442
				16,407,481
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 13

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mining: 0.27%
Glencore Funding LLC144A	5.37%	4-4-2029	$7,530,000	$7,637,109
Glencore Funding LLC144A	5.63	4-4-2034	6,575,000	6,623,722
				14,260,831
Communications: 1.64%
Internet: 0.21%
Netflix, Inc.%%	4.90	8-15-2034	7,677,000	7,713,658
Netflix, Inc.%%	5.40	8-15-2054	3,265,000	3,296,683
				11,010,341
Media: 0.82%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	958,000	664,132
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	4,677,000	3,205,620
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,359,000	880,909
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	4-1-2053	2,344,000	1,896,132
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	974,000	777,617
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	8,895,000	9,092,886
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	3,863,000	3,936,870
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	6-1-2034	4,941,000	5,068,155
Comcast Corp.	2.99	11-1-2063	2,084,000	1,260,013
Comcast Corp.	4.05	11-1-2052	1,795,000	1,429,464
Comcast Corp.	5.30	6-1-2034	7,627,000	7,803,238
Comcast Corp.	5.35	11-15-2027	3,661,000	3,748,711
Comcast Corp.	5.65	6-1-2054	3,809,000	3,884,002
				43,647,749
Telecommunications: 0.61%
AT&T, Inc.	3.50	6-1-2041	1,779,000	1,399,775
AT&T, Inc.	3.50	9-15-2053	2,761,000	1,930,320
AT&T, Inc.	3.55	9-15-2055	2,757,000	1,911,068
AT&T, Inc.	3.65	9-15-2059	1,743,000	1,204,525
AT&T, Inc.	3.80	12-1-2057	5,014,000	3,606,487
Cisco Systems, Inc.	4.80	2-26-2027	5,637,000	5,684,135
Cisco Systems, Inc.	4.95	2-26-2031	3,757,000	3,840,393
Cisco Systems, Inc.	5.05	2-26-2034	6,577,000	6,726,562
Cisco Systems, Inc.	5.30	2-26-2054	2,819,000	2,841,036
Verizon Communications, Inc.	5.50	2-23-2054	3,380,000	3,388,931
				32,533,232
See accompanying notes to portfolio of investments
14 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 1.39%
Airlines: 0.11%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75%	10-20-2028	$6,114,000	$6,052,745
Auto manufacturers: 0.66%
Ford Motor Credit Co. LLC	2.90	2-10-2029	9,686,000	8,683,546
Ford Motor Credit Co. LLC	4.00	11-13-2030	5,172,000	4,699,953
General Motors Financial Co., Inc.	2.70	6-10-2031	3,006,000	2,547,304
Hyundai Capital America144A	1.30	1-8-2026	3,513,000	3,330,693
Hyundai Capital America144A	5.30	6-24-2029	3,791,000	3,841,766
Hyundai Capital America144A	5.40	6-24-2031	2,843,000	2,889,178
Hyundai Capital America144A	5.60	3-30-2028	5,795,000	5,912,817
Hyundai Capital America144A	5.70	6-26-2030	1,261,000	1,304,044
Hyundai Capital America144A	6.50	1-16-2029	1,689,000	1,786,453
				34,995,754
Entertainment: 0.05%
Warnermedia Holdings, Inc.	5.14	3-15-2052	3,460,000	2,574,035
Retail: 0.57%
Home Depot, Inc.	3.63	4-15-2052	1,811,000	1,377,525
Home Depot, Inc.	4.75	6-25-2029	2,833,000	2,867,922
Home Depot, Inc.	4.85	6-25-2031	1,882,000	1,908,165
Home Depot, Inc.	5.30	6-25-2054	1,419,000	1,412,044
Lowe’s Cos., Inc.	4.25	4-1-2052	4,511,000	3,630,172
Lowe’s Cos., Inc.	5.63	4-15-2053	904,000	895,766
Lowe’s Cos., Inc.	5.75	7-1-2053	2,813,000	2,834,308
Lowe’s Cos., Inc.	5.85	4-1-2063	928,000	934,247
McDonald’s Corp.	4.80	8-14-2028	1,902,000	1,916,127
McDonald’s Corp.	5.00	5-17-2029	4,755,000	4,840,648
McDonald’s Corp.	5.45	8-14-2053	4,625,000	4,576,549
McDonald’s Corp. Series I	6.30	3-1-2038	2,839,000	3,130,504
				30,323,977
Consumer, non-cyclical: 3.20%
Agriculture: 0.49%
BAT Capital Corp.	4.39	8-15-2037	1,467,000	1,288,795
BAT Capital Corp.	4.54	8-15-2047	5,332,000	4,273,871
BAT Capital Corp.	6.00	2-20-2034	2,641,000	2,747,458
Bunge Ltd. Finance Corp.	1.63	8-17-2025	1,912,000	1,842,815
Philip Morris International, Inc.	4.88	2-15-2028	5,917,000	5,958,262
Philip Morris International, Inc.	4.88	2-13-2029	739,000	743,382
Philip Morris International, Inc.	5.00	11-17-2025	3,933,000	3,938,283
Philip Morris International, Inc.	5.25	9-7-2028	2,228,000	2,274,831
Philip Morris International, Inc.	5.50	9-7-2030	2,607,000	2,702,306
				25,770,003
Beverages: 0.60%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70	2-1-2036	11,796,000	11,525,870
Anheuser-Busch InBev Worldwide, Inc.	4.38	4-15-2038	2,409,000	2,252,412
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 15

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages(continued)
Anheuser-Busch InBev Worldwide, Inc.	5.45%	1-23-2039	$1,896,000	$1,971,723
Anheuser-Busch InBev Worldwide, Inc.	5.80	1-23-2059	1,389,000	1,485,399
Coca-Cola Co.	5.00	5-13-2034	2,853,000	2,936,306
Coca-Cola Co.	5.30	5-13-2054	2,469,000	2,512,389
Coca-Cola Co.	5.40	5-13-2064	948,000	963,874
Constellation Brands, Inc.	5.25	11-15-2048	3,867,000	3,679,789
PepsiCo, Inc.	3.90	7-18-2032	4,659,000	4,462,736
				31,790,498
Biotechnology: 0.17%
Amgen, Inc.	5.60	3-2-2043	2,709,000	2,735,115
Amgen, Inc.	5.65	3-2-2053	4,745,000	4,781,152
Gilead Sciences, Inc.	4.00	9-1-2036	1,898,000	1,716,632
				9,232,899
Cosmetics/Personal Care: 0.04%
Haleon U.S. Capital LLC	3.63	3-24-2032	2,452,000	2,251,462
Healthcare-products: 0.11%
Alcon Finance Corp.144A	2.60	5-27-2030	998,000	886,780
Alcon Finance Corp.144A	5.38	12-6-2032	5,021,000	5,145,583
				6,032,363
Healthcare-services: 0.75%
CommonSpirit Health	3.35	10-1-2029	1,741,000	1,627,304
Elevance Health, Inc.	5.15	6-15-2029	4,096,000	4,178,494
Elevance Health, Inc.	5.38	6-15-2034	2,859,000	2,933,114
HCA, Inc.	3.63	3-15-2032	2,998,000	2,699,112
HCA, Inc.	4.13	6-15-2029	9,951,000	9,599,841
HCA, Inc.	5.25	6-15-2049	1,254,000	1,143,817
HCA, Inc.	5.90	6-1-2053	4,374,000	4,353,149
UnitedHealth Group, Inc.	3.05	5-15-2041	872,000	659,700
UnitedHealth Group, Inc.	4.60	4-15-2027	3,879,000	3,890,095
UnitedHealth Group, Inc.	5.50	7-15-2044	983,000	994,216
UnitedHealth Group, Inc.	5.63	7-15-2054	2,970,000	3,045,188
UnitedHealth Group, Inc.	5.75	7-15-2064	2,969,000	3,049,318
UnitedHealth Group, Inc.	5.88	2-15-2053	1,753,000	1,855,054
				40,028,402
Pharmaceuticals: 1.04%
AbbVie, Inc.	3.20	11-21-2029	6,925,000	6,497,277
AbbVie, Inc.	4.05	11-21-2039	1,968,000	1,757,974
AbbVie, Inc.	4.25	11-21-2049	4,937,000	4,218,877
AbbVie, Inc.	4.50	5-14-2035	4,074,000	3,944,771
AbbVie, Inc.	4.55	3-15-2035	4,635,000	4,514,533
AbbVie, Inc.	4.80	3-15-2027	4,697,000	4,728,188
AbbVie, Inc.	4.80	3-15-2029	4,697,000	4,758,395
AbbVie, Inc.	4.95	3-15-2031	2,819,000	2,874,389
See accompanying notes to portfolio of investments
16 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
AbbVie, Inc.	5.05%	3-15-2034	$4,697,000	$4,783,518
AstraZeneca Finance LLC	5.00	2-26-2034	3,797,000	3,863,236
Becton Dickinson & Co.	5.08	6-7-2029	3,787,000	3,848,595
Eli Lilly & Co.	4.70	2-9-2034	3,731,000	3,740,196
Eli Lilly & Co.	5.00	2-9-2054	863,000	841,236
Eli Lilly & Co.	5.10	2-9-2064	1,874,000	1,827,598
Merck & Co., Inc.	2.35	6-24-2040	3,923,000	2,748,836
				54,947,619
Energy: 1.10%
Oil & gas: 0.65%
BP Capital Markets America, Inc.	4.70	4-10-2029	4,669,000	4,687,490
BP Capital Markets America, Inc.	4.97	10-17-2029	7,611,000	7,730,337
BP Capital Markets America, Inc.	4.99	4-10-2034	2,232,000	2,231,693
BP Capital Markets America, Inc.	5.02	11-17-2027	7,611,000	7,717,961
Diamondback Energy, Inc.	5.15	1-30-2030	3,507,000	3,561,958
Diamondback Energy, Inc.	5.20	4-18-2027	1,878,000	1,898,665
Diamondback Energy, Inc.	5.40	4-18-2034	3,547,000	3,590,505
Diamondback Energy, Inc.	5.75	4-18-2054	1,884,000	1,864,857
Diamondback Energy, Inc.	5.90	4-18-2064	944,000	938,933
				34,222,399
Pipelines: 0.45%
Energy Transfer LP	5.25	7-1-2029	4,737,000	4,788,400
Energy Transfer LP	5.30	4-15-2047	1,896,000	1,725,091
Energy Transfer LP	5.60	9-1-2034	4,735,000	4,804,376
Energy Transfer LP	5.95	5-15-2054	4,703,000	4,644,144
Energy Transfer LP	6.05	9-1-2054	2,841,000	2,847,841
ONEOK, Inc.	6.63	9-1-2053	4,797,000	5,242,271
				24,052,123
Financial: 7.06%
Banks: 5.31%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	12,720,000	11,939,959
Bank of America Corp. (U.S. SOFR+1.34%)±	5.93	9-15-2027	960,000	978,645
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	12,997,000	12,421,706
Bank of New York Mellon Corp. (U.S. SOFR+1.23%)±	5.06	7-22-2032	5,805,000	5,877,643
Citibank NA%%	4.84	8-6-2029	10,798,000	10,850,903
Citigroup, Inc. (U.S. SOFR+2.06%)±	5.83	2-13-2035	2,062,000	2,090,032
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	4,414,000	4,582,212
Citizens Financial Group, Inc. (U.S. SOFR+1.91%)±	5.72	7-23-2032	5,810,000	5,881,546
Goldman Sachs Bank USA (U.S. SOFR+0.75%)±	5.41	5-21-2027	9,514,000	9,581,170
Goldman Sachs Bank USA (U.S. SOFR+0.78%)±	5.28	3-18-2027	5,803,000	5,826,024
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	7,737,000	7,775,003
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	5,803,000	5,846,095
HSBC USA, Inc.	5.29	3-4-2027	5,854,000	5,936,246
JPMorgan Chase & Co. (U.S. SOFR+0.93%)±	4.98	7-22-2028	4,837,000	4,861,940
JPMorgan Chase & Co. (U.S. SOFR+0.93%)±	5.57	4-22-2028	14,139,000	14,404,043
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 17

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR+1.13%)±	5.00%	7-22-2030	$5,805,000	$5,848,115
JPMorgan Chase & Co. (U.S. SOFR+1.16%)±	5.58	4-22-2030	11,688,000	12,052,605
JPMorgan Chase & Co. (U.S. SOFR+1.46%)±	5.29	7-22-2035	2,902,000	2,942,726
JPMorgan Chase & Co. (U.S. SOFR+1.49%)±	5.77	4-22-2035	8,444,000	8,849,890
Morgan Stanley Bank NA (U.S. SOFR+0.93%)±	4.97	7-14-2028	6,896,000	6,928,873
Morgan Stanley Bank NA (U.S. SOFR+1.08%)±	4.95	1-14-2028	9,723,000	9,745,213
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	8,701,000	8,761,566
Morgan Stanley (U.S. SOFR+1.26%)±	5.66	4-18-2030	12,736,000	13,137,492
Morgan Stanley (U.S. SOFR+1.56%)±	5.32	7-19-2035	3,775,000	3,806,112
Morgan Stanley (U.S. SOFR+1.58%)±	5.83	4-19-2035	13,253,000	13,846,678
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	5,004,000	5,054,378
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,675,000	3,752,418
Morgan Stanley (U.S. SOFR+1.73%)±	5.47	1-18-2035	3,366,000	3,425,472
Santander Holdings USA, Inc. (U.S. SOFR+2.14%)±	6.34	5-31-2035	5,715,000	5,855,632
Truist Financial Corp. (U.S. SOFR+1.62%)±	5.44	1-24-2030	6,595,000	6,696,624
Truist Financial Corp. (U.S. SOFR+1.92%)±	5.71	1-24-2035	1,920,000	1,963,052
U.S. Bancorp (U.S. SOFR+1.25%)±	5.10	7-23-2030	6,779,000	6,839,053
Wells Fargo & Co. (U.S. SOFR+1.07%)±	5.71	4-22-2028	11,310,000	11,530,758
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.20	1-23-2030	18,918,000	19,147,643
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	1,850,000	1,894,411
Wells Fargo & Co. (U.S. SOFR+1.79%)±	6.30	10-23-2029	2,849,000	2,999,651
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	7,560,000	8,237,308
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	10,388,000	10,210,081
				282,378,918
Diversified financial services: 0.36%
Apollo Global Management, Inc.	5.80	5-21-2054	2,851,000	2,872,728
BlackRock Funding, Inc.	4.90	1-8-2035	3,871,000	3,889,978
BlackRock Funding, Inc.	5.35	1-8-2055	2,808,000	2,814,810
Capital One Financial Corp. (U.S. SOFR+1.56%)±	5.46	7-26-2030	5,781,000	5,834,404
Capital One Financial Corp. (U.S. SOFR+1.99%)±	5.88	7-26-2035	3,853,000	3,908,818
				19,320,738
REITS: 1.39%
Agree LP	2.00	6-15-2028	2,896,000	2,602,268
Agree LP	2.60	6-15-2033	790,000	636,482
Agree LP	4.80	10-1-2032	1,741,000	1,676,041
American Homes 4 Rent LP	3.63	4-15-2032	3,196,000	2,865,980
American Homes 4 Rent LP	4.30	4-15-2052	1,433,000	1,130,954
American Homes 4 Rent LP	5.50	7-15-2034	3,791,000	3,816,280
American Tower Corp.	2.95	1-15-2051	926,000	597,709
American Tower Corp.	3.13	1-15-2027	1,567,000	1,503,780
American Tower Corp.	5.50	3-15-2028	3,699,000	3,778,899
American Tower Corp.	5.90	11-15-2033	2,787,000	2,928,621
Brixmor Operating Partnership LP	2.50	8-16-2031	3,058,000	2,574,580
Crown Castle, Inc.	2.10	4-1-2031	3,142,000	2,609,824
Crown Castle, Inc.	2.90	4-1-2041	1,693,000	1,208,771
Crown Castle, Inc.	5.80	3-1-2034	5,741,000	5,966,023
See accompanying notes to portfolio of investments
18 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Essex Portfolio LP	2.55%	6-15-2031	$1,649,000	$1,411,454
Invitation Homes Operating Partnership LP	2.00	8-15-2031	551,000	447,556
Invitation Homes Operating Partnership LP	4.15	4-15-2032	3,182,000	2,968,624
Mid-America Apartments LP	5.30	2-15-2032	2,847,000	2,896,928
Realty Income Corp.	2.10	3-15-2028	1,793,000	1,636,203
Realty Income Corp.	2.85	12-15-2032	2,314,000	1,959,247
Realty Income Corp.	3.40	1-15-2030	1,916,000	1,787,725
Realty Income Corp.	4.90	7-15-2033	2,753,000	2,714,065
Realty Income Corp.	5.13	2-15-2034	4,008,000	4,011,061
Realty Income Corp.	5.63	10-13-2032	1,403,000	1,456,795
Regency Centers LP	2.95	9-15-2029	4,378,000	4,013,479
Regency Centers LP	5.25	1-15-2034	3,753,000	3,762,495
Store Capital LLC	2.70	12-1-2031	1,112,000	915,370
Store Capital LLC	2.75	11-18-2030	2,827,000	2,409,087
Store Capital LLC	4.50	3-15-2028	1,838,000	1,776,903
Store Capital LLC	4.63	3-15-2029	2,040,000	1,971,630
Sun Communities Operating LP	4.20	4-15-2032	4,156,000	3,816,603
				73,851,437
Industrial: 2.16%
Aerospace/defense: 0.55%
Boeing Co.	3.75	2-1-2050	4,148,000	2,838,355
Boeing Co.	5.81	5-1-2050	4,899,000	4,565,180
Boeing Co.144A	6.53	5-1-2034	3,926,000	4,121,252
Boeing Co.144A	6.86	5-1-2054	1,749,000	1,851,569
Boeing Co.144A	7.01	5-1-2064	767,000	812,987
Lockheed Martin Corp.	4.80	8-15-2034	3,871,000	3,884,132
Lockheed Martin Corp.	5.20	2-15-2064	2,705,000	2,657,264
RTX Corp.	6.10	3-15-2034	3,797,000	4,091,881
RTX Corp.	6.40	3-15-2054	3,827,000	4,299,775
				29,122,395
Building materials: 0.09%
Owens Corning	5.70	6-15-2034	2,857,000	2,954,168
Owens Corning	5.95	6-15-2054	1,715,000	1,763,596
				4,717,764
Electronics: 0.04%
Honeywell International, Inc.	5.25	3-1-2054	1,938,000	1,921,759
Environmental control: 0.16%
Republic Services, Inc.	5.00	11-15-2029	3,791,000	3,858,673
Republic Services, Inc.	5.20	11-15-2034	4,721,000	4,819,698
				8,678,371
Machinery-construction & mining: 0.26%
Caterpillar Financial Services Corp.	4.50	1-8-2027	4,645,000	4,647,663
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 19

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-construction & mining(continued)
Caterpillar Financial Services Corp.	4.85%	2-27-2029	$3,704,000	$3,766,711
Caterpillar Financial Services Corp.	5.00	5-14-2027	5,649,000	5,727,794
				14,142,168
Machinery-diversified: 0.90%
John Deere Capital Corp.	4.15	9-15-2027	3,703,000	3,671,286
John Deere Capital Corp.	4.50	1-8-2027	6,498,000	6,502,710
John Deere Capital Corp.	4.50	1-16-2029	6,498,000	6,504,401
John Deere Capital Corp.	4.85	6-11-2029	6,631,000	6,731,131
John Deere Capital Corp.	4.90	6-11-2027	5,683,000	5,749,170
John Deere Capital Corp.	4.95	7-14-2028	1,473,000	1,498,608
John Deere Capital Corp.	5.10	4-11-2034	4,695,000	4,796,987
John Deere Capital Corp.	5.15	9-8-2026	6,442,000	6,510,349
John Deere Capital Corp. Series 1	5.05	6-12-2034	5,951,000	6,050,211
				48,014,853
Transportation: 0.16%
Burlington Northern Santa Fe LLC	4.45	1-15-2053	741,000	651,711
Burlington Northern Santa Fe LLC	5.20	4-15-2054	1,970,000	1,933,252
Crowley Conro LLC	4.18	8-15-2043	2,261,180	2,077,401
Union Pacific Corp.	2.38	5-20-2031	1,765,000	1,541,107
Union Pacific Corp.	2.80	2-14-2032	2,395,000	2,120,693
				8,324,164
Technology: 2.20%
Computers: 0.11%
Apple, Inc.	2.38	2-8-2041	1,351,000	966,946
Apple, Inc.	2.65	5-11-2050	1,471,000	973,179
Apple, Inc.	2.65	2-8-2051	1,136,000	744,965
Apple, Inc.	3.95	8-8-2052	3,553,000	2,987,456
				5,672,546
Semiconductors: 1.48%
Analog Devices, Inc.	5.05	4-1-2034	3,767,000	3,847,037
Analog Devices, Inc.	5.30	4-1-2054	3,392,000	3,409,349
Applied Materials, Inc.	4.80	6-15-2029	1,894,000	1,924,964
Broadcom, Inc.144A	2.45	2-15-2031	2,904,000	2,505,005
Broadcom, Inc.	3.15	11-15-2025	2,176,000	2,125,868
Broadcom, Inc.144A	4.93	5-15-2037	2,653,000	2,560,151
Broadcom, Inc.	5.05	7-12-2027	4,837,000	4,880,302
Broadcom, Inc.	5.05	7-12-2029	6,773,000	6,856,424
Broadcom, Inc.	5.15	11-15-2031	5,805,000	5,880,341
Intel Corp.	2.80	8-12-2041	1,595,000	1,133,650
Intel Corp.	5.00	2-21-2031	2,821,000	2,863,717
Intel Corp.	5.60	2-21-2054	2,817,000	2,799,766
Intel Corp.	5.63	2-10-2043	1,064,000	1,084,685
Intel Corp.	5.70	2-10-2053	3,701,000	3,732,184
Intel Corp.	5.90	2-10-2063	2,587,000	2,648,218
See accompanying notes to portfolio of investments
20 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
KLA Corp.	3.30%	3-1-2050	$1,521,000	$1,101,760
KLA Corp.	4.70	2-1-2034	3,749,000	3,730,962
Marvell Technology, Inc.	5.75	2-15-2029	2,763,000	2,863,491
Marvell Technology, Inc.	5.95	9-15-2033	2,763,000	2,902,995
Micron Technology, Inc.	5.38	4-15-2028	9,296,000	9,452,409
QUALCOMM, Inc.	6.00	5-20-2053	4,182,000	4,607,360
Texas Instruments, Inc.	5.00	3-14-2053	4,084,000	3,951,652
Texas Instruments, Inc.	5.15	2-8-2054	1,874,000	1,855,691
				78,717,981
Software: 0.61%
Adobe, Inc.	4.95	4-4-2034	5,621,000	5,725,765
Intuit, Inc.	5.13	9-15-2028	3,679,000	3,767,151
Intuit, Inc.	5.20	9-15-2033	3,677,000	3,782,962
Intuit, Inc.	5.25	9-15-2026	4,605,000	4,671,915
Intuit, Inc.	5.50	9-15-2053	3,687,000	3,802,452
Oracle Corp.	4.00	7-15-2046	3,222,000	2,536,977
VMware LLC	1.00	8-15-2024	5,769,000	5,757,978
VMware LLC	1.40	8-15-2026	2,599,000	2,424,102
				32,469,302
Utilities: 2.27%
Electric: 2.27%
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,154,000	985,102
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,477,000	2,117,901
CenterPoint Energy Houston Electric LLC	5.15	3-1-2034	2,252,000	2,276,401
CenterPoint Energy Houston Electric LLC	5.20	10-1-2028	1,797,000	1,833,144
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,829,000	1,351,183
Consolidated Edison Co. of New York, Inc.	3.20	12-1-2051	555,000	379,412
Consolidated Edison Co. of New York, Inc.	5.38	5-15-2034	2,851,000	2,940,733
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2034	4,729,000	4,938,117
Consolidated Edison Co. of New York, Inc.	5.70	5-15-2054	1,898,000	1,947,523
Consolidated Edison Co. of New York, Inc.	5.90	11-15-2053	1,854,000	1,953,991
Consumers Energy Co.%%	4.70	1-15-2030	2,889,000	2,901,416
DTE Electric Co.	2.95	3-1-2050	2,892,000	1,923,525
DTE Electric Co. Series B	3.65	3-1-2052	1,325,000	1,003,075
DTE Energy Co.%%	4.95	7-1-2027	2,889,000	2,899,667
DTE Energy Co.	5.85	6-1-2034	2,659,000	2,767,965
Duke Energy Carolinas LLC	2.55	4-15-2031	1,130,000	986,472
Duke Energy Carolinas LLC	2.85	3-15-2032	3,076,000	2,696,540
Duke Energy Carolinas LLC	3.55	3-15-2052	2,240,000	1,632,493
Duke Energy Carolinas LLC	4.95	1-15-2033	1,888,000	1,908,273
Duke Energy Carolinas LLC	5.35	1-15-2053	3,713,000	3,658,700
Duke Energy Carolinas LLC	5.40	1-15-2054	1,856,000	1,837,565
Duke Energy Corp.	3.50	6-15-2051	1,535,000	1,074,418
Duke Energy Florida LLC	2.40	12-15-2031	2,469,000	2,105,984
Duke Energy Progress LLC	2.50	8-15-2050	2,499,000	1,484,691
Entergy Arkansas LLC	2.65	6-15-2051	2,230,000	1,342,802
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 21

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Entergy Arkansas LLC	5.15%	1-15-2033	$3,715,000	$3,766,996
Eversource Energy	5.85	4-15-2031	3,769,000	3,909,253
Eversource Energy	5.95	7-15-2034	2,262,000	2,351,877
FirstEnergy Pennsylvania Electric Co.144A	3.25	3-15-2028	2,413,000	2,290,183
FirstEnergy Pennsylvania Electric Co.144A	4.30	1-15-2029	2,912,000	2,853,918
FirstEnergy Pennsylvania Electric Co.144A	5.15	3-30-2026	1,858,000	1,857,878
FirstEnergy Pennsylvania Electric Co.144A	5.20	4-1-2028	1,906,000	1,928,561
Florida Power & Light Co.	5.60	6-15-2054	2,477,000	2,578,590
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,721,000	2,312,495
MidAmerican Energy Co.	2.70	8-1-2052	2,146,000	1,335,991
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,260,000	1,057,002
Mississippi Power Co. Series B	3.10	7-30-2051	2,970,000	1,936,792
Northern States Power Co.	5.40	3-15-2054	1,497,000	1,490,700
NSTAR Electric Co.	5.40	6-1-2034	2,859,000	2,938,611
Oncor Electric Delivery Co. LLC144A	5.55	6-15-2054	3,210,000	3,248,061
Pacific Gas & Electric Co.	3.50	8-1-2050	940,000	634,679
Pacific Gas & Electric Co.	3.95	12-1-2047	5,665,000	4,191,573
Pacific Gas & Electric Co.	4.20	6-1-2041	1,439,000	1,154,405
Pacific Gas & Electric Co.	4.75	2-15-2044	834,000	702,163
Pacific Gas & Electric Co.	4.95	7-1-2050	7,917,000	6,748,018
Pacific Gas & Electric Co.	5.80	5-15-2034	2,629,000	2,680,542
PECO Energy Co.	2.85	9-15-2051	2,988,000	1,911,208
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,675,000	1,106,655
Public Service Electric & Gas Co.	1.90	8-15-2031	4,256,000	3,535,262
Public Service Electric & Gas Co.	2.05	8-1-2050	687,000	383,273
Public Service Electric & Gas Co.	2.70	5-1-2050	1,158,000	748,500
Public Service Enterprise Group, Inc.	5.45	4-1-2034	3,188,000	3,242,192
Public Service Enterprise Group, Inc.	5.88	10-15-2028	3,391,000	3,525,532
Southern California Edison Co. Series C	4.13	3-1-2048	1,866,000	1,499,428
Virginia Electric & Power Co.	2.95	11-15-2051	2,477,000	1,599,671
				120,467,102
Total corporate bonds and notes (Cost $1,148,704,506)				1,147,933,411
Municipal obligations: 0.30%
Nevada: 0.07%
Airport revenue: 0.07%
County of Clark Department of Aviation Series C	6.82	7-1-2045	3,365,000	3,903,196
New York: 0.09%
Airport revenue: 0.09%
Port Authority of New York & New Jersey	4.46	10-1-2062	5,505,000	4,948,076
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University Series A	4.80	6-1-2111	1,957,000	1,798,244
See accompanying notes to portfolio of investments
22 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 0.10%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44%	8-15-2049	$1,695,000	$1,103,351
Transportation revenue: 0.08%
North Texas Tollway Authority Series B	6.72	1-1-2049	3,609,000	4,235,244
				5,338,595
Total municipal obligations (Cost $17,114,824)				15,988,111
Non-agency mortgage-backed securities: 1.79%
Angel Oak Mortgage Trust Series 2020-2 Class A1A144A±±	2.53	1-26-2065	1,081,272	1,004,403
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	354,266	331,955
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,345,828	1,923,953
Bank5 Series 2024-5YR7 Class A3	5.77	6-15-2057	1,885,000	1,942,388
Bank Series 2024-BNK47 Class A5	5.72	6-15-2057	3,635,000	3,827,011
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	931,720	914,121
BBCMS Mortgage Trust Series 2024-C26 Class A5	5.83	5-15-2057	1,747,000	1,858,526
Benchmark Mortgage Trust Series 2024-V7 Class A3±±	6.23	5-15-2056	5,240,000	5,498,480
BMO Mortgage Trust Series 2024-5C4 Class A3±±	6.53	5-15-2057	3,678,000	3,907,743
BMO Mortgage Trust Series 2024-C9 Class A5	5.76	7-15-2057	3,558,000	3,740,469
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	1,261,170	1,212,884
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	630,386	617,697
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	6.14	9-15-2036	10,912,000	10,755,140
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	850,596	830,763
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	3,266,639	2,687,263
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	3,315,153	2,752,002
COMM Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,901,886	1,854,727
GS Mortgage Securities Trust Series 2015-GC32 Class A3	3.50	7-10-2048	1,702,843	1,674,023
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,723,223
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1 Class A1144A	5.31	1-25-2051	1,143,290	1,128,542
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	1,080,000	1,040,562
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	5,566,736	5,511,203
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,917,410
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	1,240,382	1,084,367
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,030,000	2,581,840
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1144A±±	2.49	9-25-2059	654,512	613,802
STAR Trust Series 2021-1 Class A1144A±±	1.22	5-25-2065	1,049,726	954,942
Starwood Mortgage Residential Trust Series 2020-1 Class A1144A±±	2.28	2-25-2050	224,093	212,082
Starwood Mortgage Residential Trust Series 2020-3 Class A1144A±±	1.49	4-25-2065	898,828	860,867
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	764,328	714,269
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 23

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16%	8-25-2056	$2,907,649	$2,529,498
Verus Securitization Trust Series 2019-4 Class A1144A±±	3.64	11-25-2059	824,655	805,317
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	356,965	348,891
Verus Securitization Trust Series 2020-2 Class A1144A±±	3.23	5-25-2060	102,223	101,584
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,430,367	1,272,745
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	2,591,958	2,294,767
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	2,196,515	1,871,045
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,734,532	2,240,031
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	6,868,958	5,799,008
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	3,049,254	2,699,248
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	2,857,893	2,551,008
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	1,057,879	985,322
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,237,219	1,125,444
Visio Trust Series 2020-1R Class A1144A	1.31	11-25-2055	814,393	765,294
Total non-agency mortgage-backed securities (Cost $102,114,039)				95,065,859
U.S. Treasury securities: 25.62%
U.S. Treasury Bonds	1.13	5-15-2040	5,206,000	3,326,349
U.S. Treasury Bonds	1.38	11-15-2040	39,669,000	25,997,141
U.S. Treasury Bonds##	1.75	8-15-2041	132,018,000	90,458,114
U.S. Treasury Bonds	1.88	2-15-2041	58,276,000	41,312,221
U.S. Treasury Bonds	2.00	11-15-2041	68,742,000	48,879,322
U.S. Treasury Bonds	2.00	2-15-2050	97,416,000	61,189,425
U.S. Treasury Bonds	2.25	5-15-2041	84,523,000	63,322,915
U.S. Treasury Bonds	2.38	2-15-2042	79,854,000	60,155,640
U.S. Treasury Bonds	2.38	11-15-2049	14,174,000	9,726,354
U.S. Treasury Bonds	2.88	5-15-2049	19,045,000	14,525,532
U.S. Treasury Bonds	3.00	8-15-2052	7,456,000	5,795,293
U.S. Treasury Bonds	3.13	11-15-2041	309,000	263,205
U.S. Treasury Bonds	3.38	11-15-2048	11,985,000	10,039,778
U.S. Treasury Bonds	3.88	5-15-2043	12,748,000	11,863,608
U.S. Treasury Bonds	4.25	2-15-2054	21,245,000	20,893,130
U.S. Treasury Bonds	4.63	5-15-2044	35,828,000	36,796,476
U.S. Treasury Bonds	4.63	5-15-2054	77,970,000	81,649,209
U.S. Treasury Notes##	0.38	7-31-2027	112,626,000	100,998,245
U.S. Treasury Notes	0.50	8-31-2027	20,939,000	18,799,296
U.S. Treasury Notes	0.63	7-31-2026	8,942,000	8,323,745
U.S. Treasury Notes	0.63	11-30-2027	15,286,000	13,674,402
U.S. Treasury Notes	0.75	3-31-2026	55,776,000	52,529,663
U.S. Treasury Notes	1.00	7-31-2028	4,189,000	3,730,992
U.S. Treasury Notes	1.13	10-31-2026	33,913,000	31,691,434
U.S. Treasury Notes	1.13	8-31-2028	29,299,000	26,176,825
U.S. Treasury Notes	1.25	4-30-2028	79,025,000	71,514,538
U.S. Treasury Notes	1.25	9-30-2028	3,920,000	3,513,759
U.S. Treasury Notes	1.38	10-31-2028	22,403,000	20,152,199
U.S. Treasury Notes	1.50	8-15-2026	24,320,000	23,019,450
U.S. Treasury Notes	2.00	11-15-2026	228,000	217,241
See accompanying notes to portfolio of investments
24 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.38%	5-15-2027	$8,451,000	$8,069,054
U.S. Treasury Notes	2.38	3-31-2029	37,869,000	35,330,594
U.S. Treasury Notes	2.88	8-15-2028	44,058,000	42,244,049
U.S. Treasury Notes	2.88	4-30-2029	86,128,000	82,124,393
U.S. Treasury Notes	3.25	6-30-2029	4,133,000	4,004,812
U.S. Treasury Notes	3.63	3-31-2030	10,272,000	10,098,259
U.S. Treasury Notes	3.88	12-31-2029	39,572,000	39,414,330
U.S. Treasury Notes	4.00	7-31-2029	48,137,000	48,302,471
U.S. Treasury Notes	4.13	1-31-2025	2,792,000	2,778,542
U.S. Treasury Notes	4.13	7-31-2031	4,345,000	4,387,771
U.S. Treasury Notes	4.25	6-30-2029	9,318,000	9,446,850
U.S. Treasury Notes	4.38	7-31-2026	12,876,000	12,904,166
U.S. Treasury Notes	4.38	7-15-2027	27,719,000	27,955,045
U.S. Treasury Notes	4.38	5-15-2034	52,948,000	54,304,793
U.S. Treasury Notes	4.50	11-30-2024	224,000	223,466
U.S. Treasury Notes	4.63	6-30-2026	7,690,000	7,734,758
U.S. Treasury Notes	4.63	4-30-2029	8,921,000	9,183,054
U.S. Treasury Notes	4.63	4-30-2031	572,000	594,165
U.S. Treasury Notes	4.63	5-31-2031	2,048,000	2,127,680
Total U.S. Treasury securities (Cost $1,351,930,540)				1,361,763,753
Yankee corporate bonds and notes: 3.16%
Basic materials: 0.06%
Iron/steel: 0.06%
ArcelorMittal SA	6.35	6-17-2054	3,248,000	3,242,357
Consumer, non-cyclical: 0.73%
Agriculture: 0.10%
Imperial Brands Finance PLC144A	5.50	2-1-2030	5,498,000	5,550,186
Commercial services: 0.02%
Adani International Container Terminal Pvt Ltd.144A	3.00	2-16-2031	1,403,520	1,203,417
Food: 0.26%
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL	3.00	5-15-2032	5,288,000	4,411,932
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL	3.63	1-15-2032	1,894,000	1,655,138
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL	3.75	12-1-2031	1,327,000	1,178,774
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL144A	7.25	11-15-2053	5,711,000	6,303,562
				13,549,406
Healthcare-products: 0.09%
DH Europe Finance II SARL	2.20	11-15-2024	4,557,000	4,514,266
Pharmaceuticals: 0.26%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	1,727,000	1,721,453
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 25

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
Pfizer Investment Enterprises Pte. Ltd.	5.30%	5-19-2053	$8,669,000	$8,560,970
Pfizer Investment Enterprises Pte. Ltd.	5.34	5-19-2063	3,709,000	3,613,684
				13,896,107
Energy: 0.44%
Oil & gas: 0.17%
Aker BP ASA144A	6.00	6-13-2033	2,758,000	2,848,185
Petroleos Mexicanos	2.38	4-15-2025	362,900	351,998
Petroleos Mexicanos	2.46	12-15-2025	1,209,750	1,151,566
TotalEnergies Capital SA	5.15	4-5-2034	1,874,000	1,916,314
TotalEnergies Capital SA	5.49	4-5-2054	1,876,000	1,897,780
TotalEnergies Capital SA	5.64	4-5-2064	936,000	951,112
				9,116,955
Pipelines: 0.27%
Enbridge, Inc.	5.63	4-5-2034	2,809,000	2,875,711
Enbridge, Inc.	5.95	4-5-2054	936,000	949,603
Enbridge, Inc.	6.00	11-15-2028	2,783,000	2,911,473
Enbridge, Inc.	6.20	11-15-2030	2,783,000	2,974,325
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	3,115,178	2,701,223
Galaxy Pipeline Assets Bidco Ltd.144A	2.63	3-31-2036	2,554,000	2,116,345
				14,528,680
Financial: 1.91%
Banks: 1.91%
Banco Bilbao Vizcaya Argentaria SA (1 Year Treasury Constant Maturity+1.95%)±	6.03	3-13-2035	3,600,000	3,708,836
Banco Bilbao Vizcaya Argentaria SA (1 Year Treasury Constant Maturity+3.30%)±	7.88	11-15-2034	4,000,000	4,490,787
Banco Santander SA	6.61	11-7-2028	2,800,000	2,990,544
Banco Santander SA	6.94	11-7-2033	7,200,000	8,084,794
Banco Santander SA (1 Year Treasury Constant Maturity+1.45%)±	5.54	3-14-2030	6,400,000	6,483,833
Banco Santander SA (1 Year Treasury Constant Maturity+1.65%)±	6.53	11-7-2027	2,800,000	2,890,309
Barclays PLC (U.S. SOFR+1.49%)±	5.67	3-12-2028	5,673,000	5,749,008
Barclays PLC (U.S. SOFR+1.74%)±	5.69	3-12-2030	5,673,000	5,793,911
BNP Paribas SA (U.S. SOFR+1.52%)144A±	5.18	1-9-2030	5,683,000	5,743,761
BNP Paribas SA (U.S. SOFR+1.87%)144A±	5.89	12-5-2034	5,693,000	5,964,447
Deutsche Bank AG	5.41	5-10-2029	6,740,000	6,875,111
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74	1-7-2033	5,375,000	4,528,074
Deutsche Bank AG (U.S. SOFR+3.65%)±	7.08	2-10-2034	2,043,000	2,128,347
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.38%)±	5.46	1-5-2028	4,408,000	4,451,880
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.75%)±	5.68	1-5-2035	334,000	342,098
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	6,773,000	6,830,785
UBS AG	5.65	9-11-2028	4,343,000	4,496,600
UBS Group AG144A	4.28	1-9-2028	4,464,000	4,354,519
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	2,004,000	2,050,600
See accompanying notes to portfolio of investments
26 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09%	5-14-2032	$2,908,000	$2,541,972
UBS Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	3,088,000	2,938,939
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 1 Year+1.34%)144A±	5.62	9-13-2030	7,704,000	7,880,640
				101,319,795
Utilities: 0.02%
Electric: 0.02%
Israel Electric Corp. Ltd.144A	3.75	2-22-2032	1,561,000	1,308,002
Total yankee corporate bonds and notes (Cost $165,526,680)				168,229,171
Yankee government bonds: 0.98%
Australia: 0.12%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	6,417,000	6,471,513
Bermuda: 0.04%
Bermuda144A	5.00	7-15-2032	2,174,000	2,117,476
Israel: 0.20%
Israel	3.88	7-3-2050	1,476,000	1,046,115
Israel	5.50	3-12-2034	5,418,000	5,289,214
Israel	4.50	1-17-2033	4,447,000	4,082,835
				10,418,164
Mexico: 0.49%
Mexico	2.66	5-24-2031	5,034,000	4,227,292
Mexico	3.25	4-16-2030	3,633,000	3,257,733
Mexico	4.60	1-23-2046	3,637,000	2,862,257
Mexico	4.60	2-10-2048	3,804,000	2,960,980
Mexico	4.75	4-27-2032	2,121,000	1,999,244
Mexico	4.75	3-8-2044	1,154,000	944,740
Mexico	3.50	2-12-2034	11,560,000	9,589,871
				25,842,117
Paraguay: 0.05%
Paraguay144A	5.40	3-30-2050	3,039,000	2,717,735
Poland: 0.08%
Bank Gospodarstwa Krajowego144A	6.25	7-9-2054	4,178,000	4,368,851
Total yankee government bonds (Cost $51,846,180)				51,935,856
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 27

Portfolio of investments—July 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.70%
Investment companies: 4.70%
Allspring Government Money Market Fund Select Class♠∞##		5.25%	249,642,213	$249,642,213
Total short-term investments (Cost $249,642,213)				249,642,213
Total investments in securities (Cost $5,692,623,161)	106.75%			5,673,774,363
Other assets and liabilities, net	(6.75)			(358,578,708)
Total net assets	100.00%			$5,315,195,655

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$92,880,101	$817,129,615	$(660,367,503)	$0	$0	$249,642,213	249,642,213	$2,241,679
See accompanying notes to portfolio of investments
28 | Allspring Core Bond Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Core Bond Portfolio | 29

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,196,307,368	$0	$2,196,307,368
Asset-backed securities	0	386,908,621	0	386,908,621
Corporate bonds and notes	0	1,147,933,411	0	1,147,933,411
Municipal obligations	0	15,988,111	0	15,988,111
Non-agency mortgage-backed securities	0	95,065,859	0	95,065,859
U.S. Treasury securities	1,361,763,753	0	0	1,361,763,753
Yankee corporate bonds and notes	0	168,229,171	0	168,229,171
Yankee government bonds	0	51,935,856	0	51,935,856
Short-term investments
Investment companies	249,642,213	0	0	249,642,213
Total assets	$1,611,405,966	$4,062,368,397	$0	$5,673,774,363
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
30 | Allspring Core Bond Portfolio